Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Detail) - shares shares in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of classes of share capital [abstract]
Number of shares held	1.9	0.2	20.0	4.0
Percentage of share capital for the period	0.15%	0.01%	1.55%	0.30%